March 4, 1996




OFICS Filer
SEC Operations
6432 General Green Way
Alexandria, VA  22312-2413

Attention:  Filings - Rule 497(j)

Re:  The Dreyfus/Laurel Funds, Inc. -
     Dreyfus Disciplined Stock Fund
     CIK No:  819940
     Registration Statement File No. 33-16338

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 44 under the Securities Act of 1933 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 4, 1996.

                                         Very truly yours,



                                         Eric Fischman
                                         Vice President


EL:ts
Enclosure